CONSOLIDATED BALANCE SHEET - USD ($)	Sep. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Current Assets:
Cash	$ 219,377	$ 10,773		$ 8,172
Accounts receivable, net	28,982	39,764		9,045
Notes Receivable	295,664
Deferred Customer Costs Associated with Deferred Revenue		11,924		0
Work In Process	8,400	8,400		0
Prepaid Expenses	80,153	201,092		734,636
Total Current Assets	632,576	271,953		751,853
Property and equipment, net	7,379	4,719		8,326
Other Assets:
Goodwill	132,000	132,000		0
Intellectual Property/Software Code, net of Accumulated Amortization	91,737	62,384		0
Deposits	8,053	8,053		6,456
Total Assets	871,745	479,109		766,636
Current Liabilities:
Accounts payable, accrued expenses	845,914	770,598		536,688
Contract Liability
Deferred Revenue		10,424		0
Customer Advances	232,525	249,269		0
Derivative Liability	2,572,376	1,243,788		0
Note payable and accrued interest - related party	223,364	270,639		405,176
Notes Payable, net of debt discount of $753,437 and $0, respectively	475,965	329,401	[1]	525,550
Total Current Liabilities	4,350,144	2,874,119		1,467,415
Long-Term Liabilities:
Long-Term Notes Payable	501,129	300,000
Total Long-Term Liabilities	501,129	300,000
Total Liabilities	4,851,273	3,174,119		1,467,415
Commitments and contingencies
Stockholders' Equity:
Preferred Stock, $0.0001 Par value, 20,000,000 shares authorized, No shares issued and outstanding
Common Stock, $0.0001 Par value, 500,000,000 shares authorized 45,935,369 and 38,302,720 shares issued and outstanding, respectively	5,766	4,594		3,830
Additional paid in capital	17,156,698	15,822,261		12,733,704
Accumulated deficit	(21,141,992)	(18,521,865)		(13,438,313)
Total Deficiency in Stockholders' Equity	(3,979,528)	(2,695,010)		(700,779)
Total Liabilities and Stockholders' Equity	$ 871,745	$ 479,109		$ 766,636

[1]	Includes accrued interest